MET INVESTORS SERIES TRUST

                       SUPPLEMENT DATED AUGUST 21, 2006 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006



         Effective August 21, 2006, all references to the Federated High Yield Portfolio are changed to the "BlackRock High Yield Portfolio." In addition, all references to Federated Investment Management Company are changed to "BlackRock Financial Management, Inc."

         In addition to those securities permitted for the Portfolio as set forth in the Statement of Additional Information, the Portfolio may also invest in: Dollar Roll Transactions, Event Linked Bonds, Inflation-Indexed Bonds, Interest Rate Transactions and Reverse Repurchase Agreements.

         In addition, although permitted in the Statement of Additional Information, the Portfolio does not currently intend to invest in the following securities: Hybrid Investments, Other Investment Companies, Real Estate Investment Trusts or Structured Notes.

         In Appendix C, the portfolio manager information for Federated Investment Management Company is deleted and replaced with the following information:

         The Adviser has provided the Trust with the following information regarding the Portfolio's portfolio managers identified in the Trust's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of June 30, 2006 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of June 30, 2006. As of June 30, 2006, no portfolio manager identified in the Prospectus beneficially owned equity securities of the Portfolio for which he or she serves as portfolio manager.

                           MET INVESTORS SERIES TRUST
                         BlackRock High Yield Portfolio
                       BlackRock Financial Management, Inc.



                        (A)(2) NUMBER OF OTHER ACCOUNTS MANAGED WITHIN EACH CATEGORY AND THE
                              TOTAL ASSETS IN THE ACCOUNTS MANAGED WITHIN EACH CATEGORY
                     --------------------------------------------------------------------------
                                 (A)                       (B)
                        REGISTERED INVESTMENT         OTHER POOLED                 (C)
  (A)(1) PORTFOLIO            COMPANIES            INVESTMENT VEHICLES       OTHER ACCOUNTS
   MANAGER'S NAME    --------------------------  ----------------------  ----------------------
   (AS LISTED IN     NUMBER OF                   NUMBER OF     TOTAL     NUMBER OF     TOTAL
    PROSPECTUS)       ACCOUNTS    TOTAL ASSETS    ACCOUNTS     ASSETS     ACCOUNTS     ASSETS
- -------------------  ---------  ---------------  ---------  -----------  ---------  -----------
Jeff Gary                4      $1.4 billion         10     $7.5 billion    11      $1.7 billion
Scott Amero              30     $18.3 billion        46     $14.8 billion   367     $108.7 billion

                       (A)(3) FOR EACH OF THE CATEGORIES IN(A)(2) NUMBER OF
                        ACCOUNTS AND THE TOTAL ASSETS IN THE ACCOUNTS WITH
                        RESPECT TO WHICH THE ADVISORY FEE IS BASED ON THE
                                    PERFORMANCE OF THE ACCOUNT
                     -------------------------------------------------------
                            (A)                (B)
                         REGISTERED        OTHER POOLED
                         INVESTMENT         INVESTMENT            (C)
  (A)(1) PORTFOLIO       COMPANIES           VEHICLES        OTHER ACCOUNTS
   MANAGER'S NAME    -----------------  -----------------  -----------------
   (AS LISTED IN     NUMBER OF   TOTAL  NUMBER OF   TOTAL  NUMBER OF   TOTAL
    PROSPECTUS)       ACCOUNTS  ASSETS   ACCOUNTS  ASSETS   ACCOUNTS  ASSETS
- -------------------  ---------  ------  ---------  ------  ---------  ------
Jeff Gary               None     None      7        $2.9      None     None
                                                    billion
Scott Amero             None     None      4        $2.9      21       $6.1
                                                    billion            billion

(a)(4)  Description of any material conflicts

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this connection, it should be noted that Messrs. Gary and Amero currently manage certain accounts that are subject to performance fees. In addition, Messrs. Gary and Amero assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(b) Compensation

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (LTIP) --The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Messrs. Gary and Amero have received awards under the LTIP.

Deferred Compensation Program --A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Messrs. Gary and Amero was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Mr. Amero is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards --While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Amero has been granted stock options in prior years, and Messrs. Gary and Amero participate in BlackRock's restricted stock program.

Incentive Savings Plans --The PNC Financial Services Group, Inc., which owns approximately 71% of BlackRock, Inc.'s common stock as of the date of this supplement, has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan
(ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the employee's contribution of up to 6% of the employee's salary. The company match is made using BlackRock, Inc. common stock. The firm's 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured. A group of BlackRock, Inc.'s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Portfolio's portfolio managers, such benchmarks include the following:



------------------------------------- ----------------------------------- -----------------------------------
Portfolio Manager                     Portfolio Managed                   Benchmarks   Applicable   to  Each
                                                                          Manager
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Jeff Gary                             High Yield Bond                     A  combination   of   market-based
                                                                          indices    (e.g.,    The    Lehman
                                                                          Brothers   U.S.   Corporate   High
                                                                          Yield  2%   Issuer   Cap   Index),
                                                                          certain   customized  indices  and
                                                                          certain fund industry peer groups.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Scott Amero                           High Yield Bond                     A  combination   of   market-based
                                                                          indices  (e.g.,   Lehman  Brothers
                                                                          U.S.   Corporate   High  Yield  2%
                                                                          Issuer  Cap  Index  and   others),
                                                                          certain   customized  indices  and
                                                                          certain fund industry peer groups.
------------------------------------- ----------------------------------- -----------------------------------

The group of BlackRock, Inc.'s officers then makes a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.


(c) Ownership of Securities see attached list of insurance products offered by MetLife.


                                                                                                                     OVER
 PORTFOLIO MANAGER   NONE  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  $1,000,000
- -------------------  ----  ----------  ---------------  ----------------  -----------------  -------------------  ----------
Jeff Gary            X
Scott Amero          X